Cash and cash equivalents (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents.
Cash on hand	¥ 12	¥ 7
Cash at other financial institutions	103
Cash at banks	1,077,760	565,020
Cash and cash equivalents, end of the year	¥ 1,077,875	¥ 565,027	¥ 847,767	¥ 78,158